BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
2025	$ 17,792,555
2026	417,339
Total borrowings	$ 18,209,894	$ 21,937,256